Property and Equipment, Net (Details) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Line Items]
Depreciation expense		$ 22,205	$ 40,959	$ 86,911	$ 83,226	$ 81,625
Impairment loss
Carrying value		$ 24,988		77,550
Chuancheng Digital [Member]
Property and Equipment, Net [Line Items]
Carrying value					130,533
Previously Reported [Member]
Property and Equipment, Net [Line Items]
Depreciation expense				$ 86,911	$ 83,226	$ 81,625
Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Disposal value	$ 1,745,094
Gain loss on disposal	125,804
Previously Reported [Member] | Minimum [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	392,654
Previously Reported [Member] | Maximum [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 1,191,319